Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (4,016,949)	$ (630,349)	¥ (5,304,082)	¥ (11,295,652)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(1,033,578)	(311,670)	(126,590)
Net loss attributable to non-controlling interests	31,219	4,899	4,962	9,141
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (10,572,309)	$ (1,659,028)	¥ (5,610,790)	¥ (11,413,101)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	1,572,702,112	1,572,702,112	1,182,660,948	1,029,931,705
Weighted-average number of ordinary shares outstanding - diluted	1,572,702,112	1,572,702,112	1,182,660,948	1,029,931,705
Basic net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (6.72)	$ (1.05)	¥ (4.74)	¥ (11.08)
Diluted net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (6.72)	$ (1.05)	¥ (4.74)	¥ (11.08)